CONVERTIBLE LOANS (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended							60 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2012	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Conversion of convertible loan into Ordinary shares			$ 4,138
2012 Convertible Loan, 2016 Convertible Loan [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings							$ 12,400
Maturity								Each of the loans bears interest at a rate between 0.6% to 5% per year, which is to be repaid as described in each agreement.
2012 Convertible Loan, 2016 Convertible Loan [Member] | Bottom of range [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate							0.60%
2012 Convertible Loan, 2016 Convertible Loan [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate							5.00%
2012 Convertible Loan [Member]
Disclosure of detailed information about borrowings [line items]
Convertible loan converted into ordinary shares			622,180				622,180
Conversion of convertible loan into Ordinary shares							$ 4,100
2015 Convertible Loan [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 2,000
Percentage of warrants to purchase additional shares on conversion						40.00%
Repayments of borrowings				$ 900
2016 Convertible Loan [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings					$ 7,400			$ 7,400
Conversion price per share					$ 5.24
Exercisable period of warrants					4 years
Convertible loan and accrued interest converted into series B-1 preferred shares					1,719,770
Exercise price of warrants					$ 6.99
Percentage of warrants to purchase additional shares on conversion					40.00%
Repayments of borrowings				$ 1,100